STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended											12 Months Ended
	Jan. 02, 2026	Nov. 03, 2025	Apr. 02, 2025	Jan. 02, 2025	Nov. 04, 2024	Sep. 30, 2025	Jun. 30, 2025	Jun. 19, 2025	Mar. 31, 2025	Jan. 21, 2025	Dec. 31, 2024	Nov. 26, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Feb. 29, 2024	Aug. 25, 2023	Oct. 17, 2022
Class of Stock [Line Items]
Restricted stock/restricted stock units, expense																	$ 112	$ 388
Restricted stock/restricted stock award, expense																	603	912
Principal amount																					$ 1,958
Stock issued for services value																	86	251
Proceeds from SPP Plan																		$ 21
Treasury stock share											290,467						481,448	290,467
Treasury stock value											$ 480						$ 502	$ 480
Share repurchase program												$ 500				$ 500
Repurchased shares of common stock																	272,177
Repurchased value of common stock																	$ 221
2021 Plan [Member]
Class of Stock [Line Items]
Share forfeited or cancelled																	500,000
Non-qualified stock purchase plan expenses																	$ 0	4
Proceeds from SPP Plan																	$ 0	$ 21
Non-qualified stock purchase plan																			21,889
Non-qualified stock purchase exercise price																			$ 0.97
Former director [Member]
Class of Stock [Line Items]
Stock issued																		89,310
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Stock issued																		89,310
Number of shares vested		46,336			69,667
Shares of common stock withheld for taxes				61,011
Stock issued for services			7,000					68,027
Restricted Common Stock [Member]
Class of Stock [Line Items]
Stock issued for services						60,000	4,000		60,000		60,000		60,000	30,000	30,000
Stock issued for services value						$ 45			$ 41		$ 81		$ 86	$ 42	$ 42
Common Stock [Member]
Class of Stock [Line Items]
Stock issued	47,464	30,882	5,792	39,915	54,843		2,741	41,849										1,750
Shares of common stock withheld for taxes	23,309	15,454	1,208	21,096	14,824		1,259	26,178
Stock issued for services																	120,000	180,000
Stock issued for services value
Treasury Stocks [Member]
Class of Stock [Line Items]
Stock issued																		38,095
Stock issued for services value
Treasury [Member]
Class of Stock [Line Items]
Shares issued										22,359
Stock issued	19,271
Number of shares vested				16,988
Convertible Note Purchase Agreement [Member]
Class of Stock [Line Items]
Principal amount																				$ 1,100
Amount converted										$ 350
Shares issued										313,520